NATURE OF OPERATIONS - Schedule of Detailed Information about Company's Principal Properties and Material Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Premier Gold Mines Hardrock Inc.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Marathon Gold Corporation
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Western Mesquite Mines Inc
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Nicaragua
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Triton Minera S.A.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Mineração Aurizona S.A., Santa Luz Desenvolvimento Mineral Ltda, and Mineração Riacho Dos Machados Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Castle Mountain
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Desarollos Mineros San Luis S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%